                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Incorporated             COM              001055102     5362    94000 SH       Sole                    94000
Abbott Laboratories            COM              002824100     2842    53000 SH       Sole                    53000
Accenture Ltd.                 COM              G1150G111     5152   128000 SH       Sole                   128000
American Express Co.           COM              025816109     5854    98600 SH       Sole                    98600
Amgen Inc.                     COM              031162100     2715    48000 SH       Sole                    48000
Anheuser Busch                 COM              035229103     2649    53000 SH       Sole                    53000
Automatic Data Processing      COM              053015103     2742    59700 SH       Sole                    59700
Berkshire Hathaway, Inc. Class COM              084670207     4742     1200 SH       Sole                     1200
Caterpillar, Inc.              COM              149123101     1459    18600 SH       Sole                    18600
Cintas Corporation             COM              172908105     4934   133000 SH       Sole                   133000
Cisco Systems                  COM              17275R102     7597   229300 SH       Sole                   229300
Colgate Palmolive Co.          COM              194162103     4030    56500 SH       Sole                    56500
Costco Wholesale Corp.         COM              22160K105     5585    91000 SH       Sole                    91000
General Electric Co.           COM              369604103     3945    95300 SH       Sole                    95300
Illinois Tool Works, Inc.      COM              452308109     4211    70600 SH       Sole                    70600
International Business Machine COM              459200101     4170    35400 SH       Sole                    35400
International Game Technology  COM              459902102     4138    96000 SH       Sole                    96000
J.P. Morgan Chase & Co.        COM              46625H100     4032    88000 SH       Sole                    88000
Johnson & Johnson              COM              478160104     4257    64800 SH       Sole                    64800
McDonald's Corp.               COM              580135101    10513   193000 SH       Sole                   193000
McGraw-Hill Co.                COM              580645109     3767    74000 SH       Sole                    74000
Medtronic, Inc.                COM              585055106     4659    82600 SH       Sole                    82600
Microsoft Corp.                COM              594918104     2722    92400 SH       Sole                    92400
Motorola, Inc.                 COM              620076109     2520   136000 SH       Sole                   136000
Nokia Corporation              COM              654902204     5690   150000 SH       Sole                   150000
Omnicom Group, Inc.            COM              681919106     3520    73200 SH       Sole                    73200
Stryker Corp.                  COM              863667101     5129    74600 SH       Sole                    74600
Target Corp.                   COM              87612E106     4596    72300 SH       Sole                    72300
The Estee Lauder Companies Inc COM              518439104     3503    82500 SH       Sole                    82500
The Goldman Sachs Group, Inc.  COM              38141G104     8453    39000 SH       Sole                    39000
The Home Depot, Inc.           COM              437076102     2303    71000 SH       Sole                    71000
United Parcel Services B       COM              911312106     2704    36000 SH       Sole                    36000
United Technologies Corp.      COM              913017109     7517    93400 SH       Sole                    93400
Walgreen Co.                   COM              931422109     4922   104200 SH       Sole                   104200
Wm. Wrigley, Jr. Company       COM              982526105     3460    53875 SH       Sole                    53875